Segment Information (Details 2) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenue	$ 293,069	$ 265,855	$ 271,865	$ 234,220	$ 253,406	$ 234,805	$ 236,041	$ 212,740	$ 1,065,009	$ 936,992	$ 688,826
United States [Member]
Revenue									862,611	751,875	573,723
Canada [Member]
Revenue									149,807	152,374	97,452
Other Geographical Location [Member]
Revenue									$ 52,591	$ 32,743	$ 17,651